ARCHER INVESTMENT SERIES TRUST

ARCHER INCOME FUND - Ticker Symbol - ARINX

PROSPECTUS

March 11, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ARCHER INCOME FUND

Investment Objective

The investment objective of the Archer Income Fund (the “Fund”) is to provide you with current income while secondarily striving for capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fee (on shares redeemed within 90 days of purchase)

1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fees[1]	None
Other Expenses[2]	1.38%
Acquired Fund Fees and Expenses[2,3]	.10%
Total Annual Fund Operating Expenses	1.98%
Fee Waiver and/or expense reimbursement[4]	(0.78)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement.	1.20%

1 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2013.

2   Expenses are based on estimated amounts for the Fund’s initial fiscal year.

3  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

4  The Advisor  contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of the Fund’s average daily net assets. The contractual agreement is in place through December 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund’s operating expenses to exceed the applicable expense cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$130	$395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal conditions, at least 50% of the Fund’s total assets will be invested in U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs),  certificates of deposit linked to an index. The securities purchased will be rated BBB or better by either Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service (Moody’s), or other equivalently rated nationally recognized organization (NRSRO).  Further, under normal conditions, up to 20% of the Fund’s total assets will be invested in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds.

The Fund will invest up to 25% of its assets in foreign debt securities denominated in U.S. dollars and foreign currencies.  These include foreign fixed income securities issued by corporations and governments and emerging market fixed income securities issued by corporations and governments.

The Fund will invest up to 10% of its assets in covered call options on the debt securities it owns. The Fund will sell covered call options to obtain market exposure or to manage risk or hedge against adverse market conditions.  The option is “covered” because the Fund owns the securities  at the time it sells the option.

The Fund will invest in fixed income securities primarily through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Underlying Funds") that are not affiliated with the Fund or the adviser.  The Fund will invest in ETFs as it may be more cost efficient than investing in individual fixed income securities while gaining exposure to a particular sector or index.  An ETF is typically a registered investment company that seeks to track the performance of a particular market index.  These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions, or industries.  An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the day based on its market price.

When deciding whether to purchase or sell a particular security, the Advisor considers an appraisal of the economy, the relative yields of securities and the investment prospects for issuers.  The Advisor also, carefully assesses the particular security’s yield-to-maturity, credit quality, liquidity, call risk and current yield.

The Fund will invest in a broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations.

Principal Risks of Investing in the Fund

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Issuer Risk.  Securities held by the Fund may decline in value because of changes in the financial condition of or other events affecting, the issuers of these securities.

Asset-Backed Securities Investment Risk. The Fund may run the risk that the impairment of the value of the assets underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser's judgments will produce the desired results.

Interest Rate Risk.  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Credit Risk.  A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner. The risk is higher for below investment grade bonds.

Call Risk.  During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity.  This could cause the Fund to lose potential price appreciation if it reinvests the proceeds at lower interest rates.

Liquidity Risk.  If the Fund invests in illiquid assets, or if asset become illiquid there may be no willing buyer of the securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

ETF Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the underlying funds. The shares of closed-end funds frequently trade at a discount to their net asset value. Accordingly, there can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Mortgage Backed Securities Risk. Mortgage-backed securities have several risks, including:

- credit and market risks of mortgage-backed securities: the mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

- prepayment risk of mortgage-backed securities: in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to replace them with securities having a lower yield.

- extension risk of mortgage-backed securities: in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

- inverse floater, interest- and principal-only securities risk: these securities are extremely sensitive to changes in interest rates and prepayment rates.

- illiquidity of mortgage markets: the mortgage markets are currently facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.

Foreign Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Foreign Currency Risk:  To the extent the Fund invests in securities or Underlying Funds that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a  number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.  These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets

Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

General Fixed-Income Securities Risk.  The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

Government Securities Risk.  Economic, business, or political developments may affect the ability of government sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

Municipal Securities Risk.  Municipal Securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees, in consultation with the Adviser, may determine to liquidate the Fund.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Past Performance

Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus.  In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance to a broad measure of market performance.

Management of the Fund

Archer Investment Corporation serves as the Investment Advisor of the Fund.

Portfolio Managers

Investment Professional		Primary Title with Investment
Fund Title (if applicable)	Experience with this Fund	Adviser

Troy C. Patton	Since November 2010	President
Steven Demas	Since November 2010	Senior Vice President
John Rosebrough, CFA	Since November 2010	Senior Vice President

Purchase and Sale of Funds Shares

You may purchase or sell shares of the Funds on any day the Funds are open for business by contacting your financial intermediary or other financial institution, or by contacting the Funds by telephone or by mail as set forth in the table below or by wire transfer. The minimum initial investment in a Fund is $2,500 ($250 for systematic investment plan participants) and minimum subsequent investments are $100.

By Mail (or Overnight):

By Wire – 1-800-494-2755

Archer Income Fund

c/o Mutual Shareholder Services LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44148

Tax Information

The Funds’ distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of one of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend one of the Funds over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.